SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 5,933,562	$ 11,782,758	$ 7,860,360	$ 503,435	$ 5,334,003	$ 6,347,628	$ 7,834,715	$ 2,528,807	$ 26,080,115	$ 22,045,153	$ 31,562,945
Expenses	259,080	243,152	443,818	366,217	241,398	211,113	209,935	326,418
NET INCOME	$ 5,674,482	$ 11,539,606	$ 7,416,542	$ 137,218	$ 5,092,605	$ 6,136,515	$ 7,624,780	$ 2,202,389	$ 24,767,848	$ 21,056,289	$ 30,654,737
Net income per unit (in dollars per unit)	$ 0.433	$ 0.880	$ 0.565	$ 0.010	$ 0.388	$ 0.468	$ 0.581	$ 0.168	$ 1.888	$ 1.605	$ 2.336